Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT  06089

November 6, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds II, Inc., File No. 333-184222

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for The Hartford Growth Opportunities Fund, an existing series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                                      that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (the “Amendment”) filed on November 1, 2012; and

2.                                      that the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 1, 2012 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

No fees are required in connection with this filing.  Please call the undersigned at 860-843-9934 with any questions regarding the attached.

Sincerely,

/s/ Edward P. Macdonald
Edward P. Macdonald
Vice President

cc: Stephanie Capistron